Pension and Retirement Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Schedule of expected benefit payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pinnacle Foods Pension Plan ($)	Birds Eye Foods Pension Plan ($)
2013	4,398	9,382
2014	4,200	9,755
2015	3,972	9,551
2016	4,015	9,739
2017	4,012	10,065
2018-2022	21,274	54,973

Schedule of net periodic benefit cost

The following represents the components of net periodic (benefit) cost:

	Pinnacle Foods Pension Plan
	Three months ended		Nine months ended
Pension Benefits	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Service cost	$52	$277	$52	$832
Interest cost	1,092	1,028	3,006	3,085
Expected return on assets	(1,084)	(1,089)	(3,334)	(3,267)
Amortization of:
Prior service cost	—	10	—	31
Actuarial loss	181	447	542	1,340

Net periodic cost	$241	$673	$266	$2,021

The following represents the components of net periodic (benefit) cost:

	Birds Eye Foods Pension Plan
	Three months ended		Nine months ended
Pension Benefits	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Service cost	$—	$52	$—	$157
Interest cost	1,612	1,928	5,198	5,784
Expected return on assets	(2,209)	(2,086)	(6,706)	(6,258)
Amortization of actuarial loss	185	87	555	261

Net periodic (benefit) cost	$(412)	$(19)	$(953)	$(56)

Pinnacle Foods Pension Plan [Member]
Reconciliation of the changes in benefit obligation

The following table reconciles the changes in our benefit obligation:

	Pinnacle Foods Pension Plan Pension Benefits Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Change in Benefit Obligation
Net benefit obligation at beginning of the period	$91,660	$83,814	$78,740
Service cost	786	893	1,228
Interest cost	4,081	4,263	4,558
Actuarial loss	9,460	7,388	6,173
Gross benefits paid	(4,922)	(4,698)	(4,239)
Curtailment gain	(3,310)	—	(2,646)

Net benefit obligation at end of the period	97,755	91,660	83,814

Change in Plan Assets
Fair value of plan assets at beginning of the period	57,802	55,226	45,948
Employer contributions	4,141	6,829	8,881
Actual return on plan assets	7,209	445	4,636
Gross benefits paid	(4,922)	(4,698)	(4,239)

Fair value of plan assets at end of the period	64,230	57,802	55,226

Funded status at end of the year	$(33,525)	$(33,858)	$(28,588)

Amounts recognized in the Consolidated Balance Sheets
Accrued pension benefits	$(33,525)	$(33,858)	$(28,588)

Net amount recognized at end of the period	$(33,525)	$(33,858)	$(28,588)

Amounts recognized in Accumulated Other Comprehensive Loss
Net loss / (gain)	$32,283	$30,802	$20,339
Prior service cost	—	345	386

Net amount recognized at end of the period	$32,283	$31,147	$20,725

Accumulated benefit obligation	97,755	88,196	79,753
Weighted average assumptions
Discount rate	3.98%	4.59%	5.45%
Expected return on plan assets	7.00%	7.50%	7.50%
Rate of compensation increase	N/A	3.00%	3.00%

Schedule of the components of net periodic (benefit) cost

The following represents the components of net periodic cost:

Pension Benefits	Pinnacle Foods Pension Plan Fiscal year
	December 30, 2012	December 25, 2011	December 26, 2010
Service cost	$786	$893	$1,228
Interest cost	4,081	4,263	4,558
Expected return on assets	(4,463)	(4,244)	(3,611)
Amortization of:
prior service cost	42	42	77
actuarial loss	1,923	724	819
Curtailment loss	303		992

Net periodic cost	$2,672	$1,678	$4,063

Weighted average assumptions:
Discount rate	4.43%	5.45%	5.87%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%	3.00%

Schedule of the weighted-average asset allocations and fair value hierarchy

The Company’s pension plan weighted-average asset allocations at December 30, 2012 and December 25, 2011, by asset category, are as follows:

	December 30, 2012	December 25, 2011
Asset category
Equity securities	60%	59%
Debt securities	40%	36%
Cash	0%	5%

Total	100%	100%

The Company adopted a new investment policy in fiscal 2012 for the Pinnacle Pension Plan. The Plan’s investments in equity or debt securities are based on a glide path strategy where the investment in debt securities increases as the Plan’s funded status becomes smaller. Based on the current funded status, the policy is to invest approximately 60% of plan assets in equity securities and 40% in fixed income securities. Periodically, the plan assets are rebalanced to maintain these allocation percentages and the investment policy is reviewed. Within each investment category, assets are allocated to various investment styles. Professional managers manage all assets and a consultant is engaged to assist in evaluating these activities. The expected long-term rate of return on assets was determined by assessing the rates of return on each targeted asset class, return premiums generated by portfolio management and by comparison of rates utilized by other companies.

The following table summarizes the Pinnacle Foods Pension Plan’s investments measured at fair value on a recurring basis:

Level 1:	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs that reflect the Company’s assumptions.

	Fair Value as of December 30, 2012	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Short-term investments:
Short-term Investment Fund	$259	$—	$259	$—
Equity Common/collective trusts:
Small/Mid Capitalization Fund	5,273	—	5,273	—
Large Capitalization Equity Fund	19,647	—	19,647	—
International Fund	13,715	—	13,715	—
Fixed Income Common/collective trusts:
Fixed Income Fund	25,336	—	25,336	—

Total assets at fair value	$64,230	$—	$64,230	$—

	Fair Value as of December 25, 2011	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Short-term investments:
Short-term Investment Fund	$2,827	$2,827	$—	$—
Equity Common/collective trusts:
Small Capitalization Fund	1,142	—	1,142	—
Large Capitalization Equity Fund	7,883	—	7,883	—
International Fund	9,436	—	9,436	—
Growth Fund	5,652	—	5,652	—
U.S. Value Fund	9,646	—	9,646	—
Fixed Income Common/collective trusts:
Fixed Income Fund	20,832	—	20,832	—

Total assets at fair value	$57,418	$2,827	$54,591	$—

Birds Eye Foods Pension Plan [Member]
Reconciliation of the changes in benefit obligation

The following table reconciles the changes in our benefit obligation:

	Birds Eye Foods Pension Plan Pension Benefits Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Change in Benefit Obligation
Net benefit obligation at beginning of the period	$175,057	$155,854	$148,890
Service cost	102	537	2,086
Interest cost	7,439	8,200	8,221
Participant contributions	—	22	14
Actuarial loss	24,561	27,567	7,564
Gross benefits paid	(11,818)	(12,148)	(10,333)
Curtailment gain	(806)	(4,975)	(588)

Net benefit obligation at end of the period	194,535	175,057	155,854

	Birds Eye Foods Pension Plan Pension Benefits Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Change in Plan Assets
Fair value of plan assets at beginning of the period	118,666	108,446	101,710
Employer contributions	8,373	9,471	4,741
Participant contributions	—	22	14
Actual return on plan assets	14,714	12,875	12,314
Gross benefits paid	(11,818)	(12,148)	(10,333)

Fair value of plan assets at end of the period	129,935	118,666	108,446

Funded status at end of the year	$(64,600)	$(56,391)	$(47,408)

Amounts recognized in the Consolidated Balance Sheets
Accrued pension benefits	$(64,179)	$(55,892)	$(46,953)
Accrued pension benefits (part of accrued liabilities)	(421)	(499)	(455)

Net amount recognized at end of the period	$(64,600)	$(56,391)	$(47,408)

Amounts recognized in Accumulated Other Comprehensive Loss
Net loss	$37,955	$20,797	$3,455

Net amount recognized at end of the period	$37,955	$20,797	$3,455

Accumulated benefit obligation	194,536	174,399	152,202
Weighted average assumptions
Discount rate	3.83%	4.51%	5.27%
Expected return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	N/A	3.00%	3.00%

Schedule of the components of net periodic (benefit) cost

The following represents the components of net periodic (benefit) cost:

Pension Benefits	Birds Eye Foods Pension Plan Fiscal year
	December 30, 2012	December 25, 2011	December 26, 2010
Service cost	$102	$537	$2,086
Interest cost	7,439	8,200	8,221
Expected return on assets	(8,574)	(7,634)	(8,205)
Amortization of actuarial loss	489	9
Curtailment gain			(588)

Net periodic (benefit) cost	$(544)	$1,112	$1,514

Weighted average assumptions:
Discount rate	4.17%	5.31%	5.67%
Expected return on plan assets	7.00%	7.00%	8.00%
Rate of compensation increase (1)	1.78%	3.00%	3.80%

(1)	In fiscal 2012, this represents 3% for the seven months when the employees earned service credits.

Schedule of the weighted-average asset allocations and fair value hierarchy

The following table sets forth the weighted-average asset allocations of the Company’s pension plans by asset category:

	December 30, 2012	December 25, 2011
Asset category
Equity securities	60%	39%
Debt securities	40%	59%
Cash	0%	2%

Total	100%	100%

The Company adopted a new investment policy in fiscal 2012 for the Birds Eye Pension Plan. The Plan’s investments in equity or debt securities is based on a glide path strategy where the investment in debt securities increases as the Plan’s funded status becomes smaller. Based on the current funded status, the policy is to invest approximately 60% of plan assets in equity securities and 40% in fixed income securities. Periodically, the plan assets are rebalanced to maintain these allocation percentages and the investment policy is reviewed. Within each investment category, assets are allocated to various investment styles. Professional managers manage all assets and a consultant is engaged to assist in evaluating these activities. The expected long-term rate of return on assets was determined by assessing the rates of return on each targeted asset class, return premiums generated by portfolio management and by comparison of rates utilized by other companies.

The following table summarizes the Birds Eye Food Pension Plan’s investments measured at fair value on a recurring basis:

Level 1:	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs that reflect the Company’s assumptions.

	Fair Value as of December 30, 2012	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Short-term investments:
Short-term Investment Fund	$525	$—	$525	$—
Equity Common/collective trusts:
Small/Mid Capitalization Fund	10,697		10,697
Large Capitalization Equity Fund	40,661		40,661
International Fund	26,579		26,579
Fixed Income Common/collective trusts:
Fixed Income Fund	51,474	—	51,474	—

Total assets at fair value	$129,936	$—	$129,936	$—

	Fair Value as of December 25, 2011	Fair Value Measurements Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Short-term investments:
Short-term Investment Fund	$2,593	$2,593	$—	$—
Equity Common/collective trusts:
Extended Index Fund	8,755	—	8,755	—
Collective S&P 500 Index Fund	29,352	—	29,352	—
Equity Mutual Funds:
Euro Pacific Growth Fund	8,300	8,300	—	—
Fixed Income Mutual Funds:
Fixed Income Fund	69,838	69,838	—	—
Debt Securities	—	—	—	—

Total assets at fair value	$118,838	$80,731	$38,107	$—